STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

July 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.5%
Automobiles & Components - 1.9%
Adient PLC	84,386	[a,b]	2,850,559
Dana Inc.	125,848		2,109,212
Fox Factory Holding Corp.	37,599	[b]	3,559,121
Gentex Corp.	209,117		5,901,282
Harley-Davidson Inc.	131,537		4,973,414
Lear Corp.	53,424		8,074,503
The Goodyear Tire & Rubber Company	250,874	[b]	3,080,733
Thor Industries Inc.	48,768	[a]	4,112,605
Visteon Corp.	24,997	[b]	3,189,117
			37,850,546
Banks - 7.4%
Associated Banc-Corp	134,032		2,694,043
Bank of Hawaii Corp.	35,429		2,838,217
Bank OZK	100,263		4,020,546
Cadence Bank	163,231		4,260,329
Cathay General Bancorp	67,365		2,809,121
Commerce Bancshares Inc.	98,403		6,838,024
Cullen/Frost Bankers Inc.	50,660		6,606,064
East West Bancorp Inc.	126,052		9,048,013
Essent Group Ltd.	95,885		4,004,158
F.N.B. Corp.	299,693		3,584,328
First Financial Bankshares Inc.	114,829		5,073,145
First Horizon Corp.	476,492		10,654,361
Fulton Financial Corp.	144,660		2,414,375
Glacier Bancorp Inc.	96,870		4,852,218
Hancock Whitney Corp.	77,558		3,785,606
Home BancShares Inc.	164,798		3,889,233
International Bancshares Corp.	47,544		2,085,280
MGIC Investment Corp.	276,727		3,912,920
New York Community Bancorp Inc.	416,564		4,423,910
Old National Bancorp	263,635		4,589,885
PacWest Bancorp	107,094		3,001,845
Pinnacle Financial Partners Inc.	67,391		5,330,628
Prosperity Bancshares Inc.	82,480		6,110,943
Synovus Financial Corp.	128,310		5,181,158
Texas Capital Bancshares Inc.	45,414	[b]	2,662,169
UMB Financial Corp.	38,573		3,490,857
Umpqua Holdings Corp.	193,441		3,406,496
United Bankshares Inc.	120,253		4,658,601

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Banks - 7.4% (continued)
Valley National Bancorp	377,173		4,409,152
Washington Federal Inc.	56,599		1,931,724
Webster Financial Corp.	157,566		7,318,941
Wintrust Financial Corp.	53,015		4,561,411
			144,447,701
Capital Goods - 12.9%
Acuity Brands Inc.	31,121		5,676,470
AECOM	125,776		9,055,872
AGCO Corp.	54,395		5,924,703
Axon Enterprise Inc.	63,280	[b]	6,972,823
Builders FirstSource Inc.	152,960	[b]	10,401,280
Carlisle Cos.	46,076		13,643,104
Chart Industries Inc.	31,607	[b]	6,166,210
Crane Holdings Co.	42,788		4,233,017
Curtiss-Wright Corp.	34,261		4,914,398
Donaldson Co.	110,380		6,005,776
Dycom Industries Inc.	26,606	[b]	2,744,675
EMCOR Group Inc.	45,797		5,329,397
EnerSys	36,009		2,373,353
Esab Corp.	40,536		1,670,894
Flowserve Corp.	116,492		3,942,089
Fluor Corp.	126,682	[b]	3,218,990
GATX Corp.	31,699	[a]	3,177,825
Graco Inc.	151,024		10,142,772
Hexcel Corp.	74,914		4,533,046
Hubbell Inc.	47,547		10,413,744
ITT Inc.	73,500		5,514,705
Kennametal Inc.	74,715		2,006,098
Lennox International Inc.	29,302		7,018,708
Lincoln Electric Holdings Inc.	51,919		7,343,423
MasTec Inc.	51,054	[b]	4,029,692
MDU Resources Group Inc.	179,975		5,141,886
Mercury Systems Inc.	50,726	[b]	2,993,341
MSC Industrial Direct Co., Cl. A	41,966		3,468,910
nVent Electric PLC	148,557		5,245,548
Oshkosh Corp.	58,220		5,012,742
Owens Corning	85,669		7,944,943
Regal Rexnord Corp.	59,619		8,006,832
Simpson Manufacturing Co.	38,806		4,007,884
Sunrun Inc.	184,751	[a,b]	6,039,510
Terex Corp.	62,365		2,089,851
The Middleby Corp.	48,462	[b]	7,011,967
The Timken Company	59,626		3,898,348
The Toro Company	93,369		8,028,800

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Capital Goods - 12.9% (continued)
Trex Co.	100,541	[b]	6,486,905
Univar Solutions Inc.	149,365	[b]	4,038,830
Valmont Industries Inc.	18,842		5,115,226
Vicor Corp.	18,969	[b]	1,383,978
Watsco Inc.	29,382		8,049,199
Watts Water Technologies Inc., Cl. A	24,665		3,406,976
Woodward Inc.	54,383	[a]	5,693,900
			249,518,640
Commercial & Professional Services - 3.3%
ASGN Inc.	45,260	[b]	4,696,178
CACI International Inc., Cl. A	20,829	[b]	6,296,398
Clean Harbors Inc.	44,108	[b]	4,304,500
FTI Consulting Inc.	30,677	[b]	5,017,530
IAA Inc.	117,922	[b]	4,449,197
Insperity Inc.	31,982		3,509,705
KBR Inc.	125,309		6,670,198
ManpowerGroup Inc.	47,105		3,693,503
MillerKnoll Inc.	66,903		2,014,449
MSA Safety Inc.	32,558		4,178,494
Science Applications International Corp.	49,509		4,795,937
Stericycle Inc.	81,433	[b]	3,816,765
Tetra Tech Inc.	47,699		7,310,826
The Brink's Company	42,261		2,406,341
			63,160,021
Consumer Durables & Apparel - 4.5%
Brunswick Corp.	68,112		5,457,133
Callaway Golf Co.	104,835	[b]	2,405,963
Capri Holdings Ltd.	131,915	[b]	6,421,622
Carter's Inc.	35,715	[a]	2,910,058
Columbia Sportswear Co.	29,064		2,151,027
Crocs Inc.	54,554	[b]	3,908,249
Deckers Outdoor Corp.	24,302	[b]	7,611,629
Hanesbrands Inc.	307,288	[a]	3,435,480
Helen of Troy Ltd.	21,362	[a,b]	2,858,022
KB Home	76,501		2,496,993
Leggett & Platt Inc.	119,105	[a]	4,721,322
Mattel Inc.	313,576	[b]	7,274,963
Polaris Inc.	49,481	[a]	5,803,132
Skechers USA Inc., CI. A	120,478	[b]	4,573,345
Taylor Morrison Home Corp.	104,789	[b]	3,007,444
Tempur Sealy International Inc.	156,532		4,301,499
Toll Brothers Inc.	98,087		4,823,919
TopBuild Corp.	29,264	[b]	6,195,774
Under Armour Inc., Cl. A	177,016	[b]	1,639,168

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Consumer Durables & Apparel - 4.5% (continued)
Under Armour Inc., Cl. C	168,698	[b]	1,393,445
YETI Holdings Inc.	76,598	[b]	3,888,880
			87,279,067
Consumer Services - 3.6%
Boyd Gaming Corp.	71,231		3,954,033
Choice Hotels International Inc.	29,309		3,542,579
Churchill Downs Inc.	30,497		6,398,271
Cracker Barrel Old Country Store Inc.	20,996	[a]	1,996,090
Graham Holdings Co., Cl. B	3,431		2,039,695
Grand Canyon Education Inc.	29,193	[b]	2,804,572
H&R Block Inc.	142,400		5,690,304
Light & Wonder Inc.	84,300	[b]	4,294,242
Marriott Vacations Worldwide Corp.	36,923		5,055,497
Papa John's International Inc.	29,034	[a]	2,784,070
Service Corp. International	140,607		10,469,597
Texas Roadhouse Inc.	60,732		5,297,045
The Wendy's Company	151,674		3,189,704
Travel + Leisure Co.	75,018		3,234,026
Wingstop Inc.	26,239	[a]	3,310,837
Wyndham Hotels & Resorts Inc.	82,588		5,732,433
			69,792,995
Diversified Financials - 2.6%
Affiliated Managers Group Inc.	34,689		4,383,996
Bread Financial Holdings Inc.	44,756	[a]	1,772,785
Evercore Inc., Cl. A	36,014		3,600,320
Federated Hermes Inc.	82,149		2,802,102
FirstCash Holdings Inc.	35,241		2,581,756
Interactive Brokers Group Inc., Cl. A	77,344		4,539,319
Janus Henderson Group PLC	147,300	[a]	3,795,921
Jefferies Financial Group Inc.	172,086		5,604,841
Navient Corp.	131,042		2,158,262
SEI Investments Co.	93,408		5,171,067
SLM Corp.	240,887		3,757,837
Stifel Financial Corp.	95,118		5,689,008
Voya Financial Inc.	91,610		5,511,258
			51,368,472
Energy - 4.4%
Antero Midstream Corp.	290,837	[a]	2,925,820
ChampionX Corp.	179,478		3,749,295
CNX Resources Corp.	173,746	[b]	3,000,593
DT Midstream Inc.	85,278		4,692,848
EQT Corp.	263,900		11,619,517
Equitrans Midstream Corp.	363,935		2,856,890
HF Sinclair Corp.	133,508		6,384,353

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Energy - 4.4% (continued)
Matador Resources Co.	99,686		5,759,857
Murphy Oil Corp.	129,305		4,543,778
NOV Inc.	348,158		6,479,220
PDC Energy Inc.	85,058		5,587,460
Range Resources Corp.	230,834	[b]	7,633,680
Southwestern Energy Co.	982,393	[b]	6,935,695
Targa Resources Corp.	202,336		13,983,441
			86,152,447
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings Inc.	119,618	[b]	8,098,139
Casey's General Stores Inc.	32,857		6,658,471
Grocery Outlet Holding Corp.	77,602	[b]	3,315,157
Performance Food Group Co.	137,782	[b]	6,849,143
Sprouts Farmers Market Inc.	96,523	[b]	2,667,896
			27,588,806
Food, Beverage & Tobacco - 1.8%
Coca-Cola Consolidated Inc.	4,105		2,105,865
Darling Ingredients Inc.	143,954	[b]	9,973,133
Flowers Foods Inc.	175,267		4,979,335
Ingredion Inc.	58,382		5,311,594
Lancaster Colony Corp.	17,789		2,354,908
Pilgrim's Pride Corp.	43,930	[b]	1,378,084
Post Holdings Inc.	48,952	[b]	4,255,887
The Boston Beer Company, Cl. A	8,365	[a,b]	3,182,297
The Hain Celestial Group Inc.	80,878	[b]	1,839,975
			35,381,078
Health Care Equipment & Services - 5.9%
Acadia Healthcare Co.	80,296	[b]	6,657,341
Amedisys Inc.	29,201	[b]	3,499,740
Chemed Corp.	13,240		6,369,632
Encompass Health Corp.	88,423		4,475,972
Enovis Corp.	40,689	[b]	2,429,947
Envista Holdings Corp.	144,357	[b]	5,868,112
Globus Medical Inc., Cl. A	70,752	[b]	4,152,435
Haemonetics Corp.	45,848	[b]	3,185,978
HealthEquity Inc.	75,877	[b]	4,413,765
ICU Medical Inc.	18,223	[b]	3,228,569
Inari Medical Inc.	30,279	[b]	2,349,045
Integra LifeSciences Holdings Corp.	63,147	[b]	3,475,611
LHC Group Inc.	27,641	[b]	4,507,141
LivaNova PLC	47,166	[b]	3,003,059
Masimo Corp.	45,764	[b]	6,616,559
Neogen Corp.	96,424	[b]	2,230,287
NuVasive Inc.	46,192	[b]	2,426,004

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Health Care Equipment & Services - 5.9% (continued)
Omnicell Inc.	39,359	[b]	4,334,213
Option Care Health Inc.	123,638	[b]	4,154,237
Patterson Companies	78,025		2,423,457
Penumbra Inc.	31,996	[b]	4,459,602
Progyny Inc.	62,141	[b]	1,897,165
QuidelOrtho Corp.	44,662	[b]	4,557,310
R1 RCM Inc.	118,729	[b]	2,968,225
Shockwave Medical Inc.	31,746	[b]	6,696,184
STAAR Surgical Co.	42,482	[b]	3,428,297
Tandem Diabetes Care Inc.	56,283	[b]	3,726,497
Tenet Healthcare Corp.	94,984	[b]	6,280,342
			113,814,726
Household & Personal Products - .4%
BellRing Brands Inc.	95,992	[b]	2,317,247
Coty Inc., Cl. A	304,773	[b]	2,230,938
Energizer Holdings Inc.	58,728		1,734,238
Nu Skin Enterprises Inc., Cl. A	44,375		1,930,756
			8,213,179
Insurance - 4.0%
Alleghany Corp.	12,023	[b]	10,069,022
American Financial Group Inc.	59,067		7,896,077
Brighthouse Financial Inc.	66,626	[b]	2,892,901
CNO Financial Group Inc.	101,324		1,899,825
First American Financial Corp.	95,505		5,539,290
Kemper Corp.	53,409		2,499,541
Kinsale Capital Group Inc.	19,038		4,630,232
Mercury General Corp.	23,873		1,000,995
Old Republic International Corp.	255,458		5,944,508
Primerica Inc.	34,528		4,443,408
Reinsurance Group of America Inc.	59,755		6,918,434
RenaissanceRe Holdings Ltd.	39,131		5,060,030
RLI Corp.	35,206		3,871,956
Selective Insurance Group Inc.	53,685		4,179,914
The Hanover Insurance Group Inc.	31,774		4,336,198
Unum Group	178,242		5,737,610
			76,919,941
Materials - 7.0%
Alcoa Corp.	164,342		8,363,364
AptarGroup Inc.	58,289		6,281,223
Ashland Inc.	44,600		4,480,962
Avient Corp.	81,708		3,525,700
Cabot Corp.	50,654		3,761,566
Cleveland-Cliffs Inc.	425,350	[a,b]	7,532,949
Commercial Metals Co.	107,884		4,274,364

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Materials - 7.0% (continued)
Eagle Materials Inc.	35,156		4,445,476
Greif Inc., Cl. A	23,981		1,693,538
Ingevity Corp.	34,324	[b]	2,303,140
Louisiana-Pacific Corp.	73,462		4,674,387
Minerals Technologies Inc.	29,844		1,993,878
MP Materials Corp.	66,262	[b]	2,224,415
NewMarket Corp.	6,141		1,908,623
Olin Corp.	123,506		6,455,659
Reliance Steel & Aluminum Co.	55,097		10,482,204
Royal Gold Inc.	58,408		6,119,406
RPM International Inc.	115,115		10,406,396
Sensient Technologies Corp.	36,947		3,176,703
Silgan Holdings Inc.	75,160		3,344,620
Sonoco Products Co.	86,301		5,479,250
Steel Dynamics Inc.	159,464		12,419,056
The Chemours Company	138,664		4,935,052
The Scotts Miracle-Gro Company	35,993	[a]	3,201,577
U.S. Steel Corp.	232,992	[a]	5,510,261
Valvoline Inc.	157,650		5,079,483
Worthington Industries Inc.	28,897	[a]	1,479,815
			135,553,067
Media & Entertainment - 1.3%
Cable One Inc.	4,362	[a]	6,005,078
John Wiley & Sons, Cl. A	38,979		2,035,483
TEGNA Inc.	198,020		4,146,539
The New York Times Company, Cl. A	148,138		4,733,009
TripAdvisor Inc.	88,845	[b]	1,688,943
World Wrestling Entertainment Inc., Cl. A	38,558	[a]	2,672,455
Ziff Davis Inc.	41,537	[b]	3,401,465
			24,682,972
Pharmaceuticals Biotechnology & Life Sciences - 4.1%
Arrowhead Pharmaceuticals Inc.	94,069	[b]	4,000,755
Azenta Inc.	66,372		4,530,553
Bruker Corp.	88,997		6,100,744
Exelixis Inc.	284,366	[b]	5,948,937
Halozyme Therapeutics Inc.	122,943	[b]	6,011,913
Jazz Pharmaceuticals PLC	55,677	[b]	8,688,953
Medpace Holdings Inc.	24,178	[b]	4,098,896
Neurocrine Biosciences Inc.	85,305	[b]	8,029,760
Perrigo Co.	120,515		5,045,963
Repligen Corp.	45,861	[b]	9,784,903
Sotera Health Co.	85,663	[b]	1,644,730
Syneos Health Inc.	91,139	[b]	7,212,740

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.1% (continued)
United Therapeutics Corp.	40,298	[b]	9,311,659
			80,410,506
Real Estate - 9.1%
American Campus Communities Inc.	124,263	[b,c]	8,116,859
Apartment Income REIT Corp.	139,744	[c]	6,335,993
Brixmor Property Group Inc.	266,040	[c]	6,166,807
Corporate Office Properties Trust	99,593	[c]	2,803,543
Cousins Properties Inc.	132,762	[c]	4,095,708
Douglas Emmett Inc.	157,028	[c]	3,712,142
EastGroup Properties Inc.	37,208	[c]	6,345,452
EPR Properties	66,453	[c]	3,575,836
First Industrial Realty Trust Inc.	117,827	[c]	6,121,113
Healthcare Realty Trust Inc.	338,550	[c]	8,886,938
Highwoods Properties Inc.	93,184	[c]	3,314,555
Hudson Pacific Properties Inc.	129,515	[c]	1,947,906
Independence Realty Trust Inc.	196,511	[c]	4,362,544
JBG SMITH Properties	96,655	[c]	2,458,903
Jones Lang LaSalle Inc.	43,285	[b]	8,253,151
Kilroy Realty Corp.	94,001	[c]	5,092,974
Kite Realty Group Trust	192,955	[c]	3,837,875
Lamar Advertising Co., Cl. A	77,525	[c]	7,834,677
Life Storage Inc.	75,252	[c]	9,473,474
Medical Properties Trust Inc.	532,037	[c]	9,172,318
National Retail Properties Inc.	156,346	[c]	7,443,633
National Storage Affiliates Trust	74,983	[c]	4,112,068
Omega Healthcare Investors Inc.	209,631	[a,c]	6,498,561
Park Hotels & Resorts Inc.	211,736	[c]	3,300,964
Pebblebrook Hotel Trust	115,061	[c]	2,250,593
Physicians Realty Trust	203,107	[c]	3,609,211
Potlatchdeltic Corp.	60,923	[c]	2,987,055
Rayonier Inc.	128,889	[c]	4,865,560
Rexford Industrial Realty Inc.	147,365	[c]	9,639,145
Sabra Health Care REIT Inc.	204,136	[c]	3,141,653
SL Green Realty Corp.	57,045	[c]	2,832,284
Spirit Realty Capital Inc.	118,465	[c]	5,252,738
STORE Capital Corp.	224,679	[c]	6,520,185
The Macerich Company	189,441	[c]	2,009,969
			176,372,387
Retailing - 3.6%
American Eagle Outfitters Inc.	136,993		1,649,396
AutoNation Inc.	31,792	[b]	3,774,982
Dick's Sporting Goods Inc.	51,842	[a]	4,851,893
Five Below Inc.	49,008	[b]	6,227,447

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Retailing - 3.6% (continued)
Foot Locker Inc.	74,463		2,112,515
GameStop Corp., Cl. A	219,259	[a,b]	7,456,999
Kohl's Corp.	114,862		3,347,079
Lithia Motors Inc.	25,833		6,852,978
Macy's Inc.	254,273		4,487,918
Murphy USA Inc.	19,855		5,645,968
Nordstrom Inc.	98,922		2,325,656
Ollie's Bargain Outlet Holdings Inc.	51,463	[b]	3,033,744
RH	15,804	[a,b]	4,416,112
The Gap Inc.	189,883	[a]	1,826,674
Victoria's Secret & Co.	60,733	[b]	2,244,692
Williams-Sonoma Inc.	62,549	[a]	9,033,327
			69,287,380
Semiconductors & Semiconductor Equipment - 3.3%
Amkor Technology Inc.	89,495		1,805,114
Cirrus Logic Inc.	51,006	[b]	4,358,973
First Solar Inc.	88,002	[b]	8,727,158
Lattice Semiconductor Corp.	122,588	[b]	7,539,162
MKS Instruments Inc.	49,522		5,853,500
Power Integrations Inc.	52,286		4,444,833
Semtech Corp.	56,772	[b]	3,538,599
Silicon Laboratories Inc.	32,670	[b]	4,818,172
SiTime Corp.	13,891	[b]	2,583,448
SunPower Corp.	75,245	[b]	1,532,741
Synaptics Inc.	34,979	[b]	5,070,206
Universal Display Corp.	38,717		4,470,265
Wolfspeed Inc.	109,985	[b]	9,161,751
			63,903,922
Software & Services - 4.9%
ACI Worldwide Inc.	101,710	[b]	2,901,786
Aspen Technology Inc.	24,958	[b]	5,093,678
Blackbaud Inc.	40,960	[b]	2,511,667
Commvault Systems Inc.	39,380	[b]	2,208,824
Concentrix Corp.	38,085		5,094,250
Envestnet Inc.	48,419	[b]	2,821,375
Euronet Worldwide Inc.	45,280	[b]	4,449,666
Fair Isaac Corp.	23,169	[b]	10,704,773
Genpact Ltd.	150,718		7,246,521
Kyndryl Holdings Inc.	159,958	[b]	1,674,760
Manhattan Associates Inc.	55,981	[b]	7,874,847
MAXIMUS Inc.	54,802		3,663,514
NCR Corp.	121,649	[b]	3,947,510
Paylocity Holding Corp.	35,509	[b]	7,312,368
Qualys Inc.	29,818	[b]	3,647,338

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Software & Services - 4.9% (continued)
Sabre Corp.	288,622	[a,b]	1,775,025
SailPoint Technologies Holdings Inc.	83,655	[b]	5,334,679
Teradata Corp.	93,650	[b]	3,585,859
The Western Union Company	344,019		5,855,203
WEX Inc.	39,843	[b]	6,622,305
			94,325,948
Technology Hardware & Equipment - 4.3%
Arrow Electronics Inc.	58,846	[b]	7,542,292
Avnet Inc.	86,814		4,155,786
Belden Inc.	38,862		2,515,149
Calix Inc.	49,300	[b]	2,812,072
Ciena Corp.	134,947	[b]	6,963,265
Cognex Corp.	154,750		7,889,155
II-VI Inc.	115,069	[b]	6,057,232
IPG Photonics Corp.	30,311	[b]	3,230,546
Jabil Inc.	125,929		7,472,627
Littelfuse Inc.	21,993		6,133,188
Lumentum Holdings Inc.	61,886	[b]	5,598,208
National Instruments Corp.	116,525		4,427,950
Novanta Inc.	31,011	[b]	4,781,896
TD SYNNEX Corp.	36,389		3,654,183
Viasat Inc.	66,859	[b]	2,201,667
Vishay Intertechnology Inc.	119,118		2,460,978
Vontier Corp.	144,162		3,719,380
Xerox Holdings Corp.	107,528		1,841,955
			83,457,529
Telecommunication Services - .3%
Iridium Communications Inc.	114,894	[b]	5,136,911
Transportation - 2.4%
Avis Budget Group Inc.	30,661	[b]	5,581,222
GXO Logistics Inc.	90,811	[b]	4,358,928
JetBlue Airways Corp.	283,913	[b]	2,390,547
Kirby Corp.	53,676	[b]	3,405,205
Knight-Swift Transportation Holdings Inc.	145,025		7,969,124
Landstar System Inc.	32,972		5,162,756
Ryder System Inc.	45,709		3,579,929
Saia Inc.	23,597	[b]	5,612,546
Werner Enterprises Inc.	52,888		2,324,956
XPO Logistics Inc.	88,091	[b]	5,262,556
			45,647,769
Utilities - 4.1%
ALLETE Inc.	50,559		3,138,197
Black Hills Corp.	56,934		4,395,305

Description		Shares		Value ($)
Common Stocks - 98.5% (continued)
Utilities - 4.1% (continued)
Essential Utilities Inc.		204,822		10,638,455
Hawaiian Electric Industries Inc.		97,147		4,109,318
IDACORP Inc.		45,112		5,039,913
National Fuel Gas Co.		81,417		5,889,706
New Jersey Resources Corp.		85,997	[a]	3,972,201
NorthWestern Corp.		48,396		2,683,558
OGE Energy Corp.		179,326		7,366,712
ONE Gas Inc.		47,845		4,063,954
Ormat Technologies Inc.		39,394		3,409,157
PNM Resources Inc.		77,012		3,717,369
Portland General Electric Co.		77,721		3,990,196
Southwest Gas Holdings Inc.		58,924		5,124,031
Spire Inc.		46,392		3,490,534
UGI Corp.		186,558		8,051,843
				79,080,449
Total Common Stocks (cost $1,250,179,444)				1,909,346,459
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,217,290)	2.21	7,217,290	[d]	7,217,290

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $15,061,119)	2.21	15,061,119	[d]	15,061,119
Total Investments (cost $1,272,457,853)		99.7%		1,931,624,868
Cash and Receivables (Net)		.3%		6,144,257
Net Assets		100.0%		1,937,769,125

REIT—Real Estate Investment Trust

a Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $94,851,602 and the value of the collateral was $95,617,138, consisting of cash collateral of $15,061,119 and U.S. Government & Agency securities valued at $80,556,019. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Midcap Index Fund, Inc.

July 31, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's Midcap 400 E-mini	114	9/16/2022	28,121,066	28,664,160	543,094
Gross Unrealized Appreciation				543,094

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,909,346,459	-	-	1,909,346,459
Investment Companies	22,278,409	-	-	22,278,409
Other Financial Instruments:
Futures††	543,094	-	-	543,094

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2022, accumulated net unrealized appreciation on investments was $659,167,015, consisting of $747,416,681 gross unrealized appreciation and $88,249,666 gross unrealized depreciation.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.